Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) Segment shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jul. 01, 2025
Summary of Significant Accounting Policies [Line Items]
Residential loans	180 days
Other loans	90 days
Nonaccrual loans and loans term due	90 days
Mortgage loans	30 years
Private mortgage insurance, percentage	95.00%
Borrow up percentage	90.00%
Loan to value ratio rate	80.00%
Estimated value percentage	80.00%
Loans term	25 years
Loans secured percentage	90.00%
Loans held for sale	$ 1,200,000	$ 877,000
Amortization of mortgage servicing rights	18,000	15,000
Mortgage servicing rights carrying value	294,000	203,000
Total mortgage service rights	294,000	203,000
Mortgage loans	36,700,000	25,300,000
Servicing fees total value	70,000	54,000
LRA held amount	$ 629,000	465,000
Total contributions		$ 67,200,000	$ 63,400,000
Contribution percentage	5.00%	5.00%
Total expense of contribution	$ 381,000,000	$ 390,000,000
Contribution shares | shares	110,660	110,660
Deposit maturity term	90 days
Operating segment | Segment	1
Pentegra DB Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Attainment percentage				85.50%
Contributed Employee Stock Ownership Plan ESOP [Member]
Summary of Significant Accounting Policies [Line Items]
Total expense of contribution	$ 0	$ 0
Contribution shares | shares	226,313	226,313
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	5 years
Multi-family and Nonresidential Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated value percentage	80.00%
Consumer Lending [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated value percentage	80.00%
Home Equity Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated value percentage	90.00%
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits from related parties	$ 2,100,000	$ 2,400,000